Commitments and Contingencies - Additional Information (Detail) In Thousands, unless otherwise specified			12 Months Ended
	Dec. 12, 2012 USD ($)	Dec. 12, 2012 CNY	Dec. 31, 2012 Arbitration Contract cancellation USD ($)	Dec. 31, 2014 Arbitration Contract cancellation USD ($)	Dec. 31, 2013 Arbitration Contract cancellation USD ($)	Dec. 12, 2012 Deposits USD ($)	Dec. 12, 2012 Deposits CNY	Dec. 12, 2012 Penalties USD ($)	Dec. 12, 2012 Penalties CNY
Long-term Purchase Commitment [Line Items]
Compensation for loss of profitability	$ 39,551	248,904				$ 9,534	60,000	$ 30,017	188,904
Contract cancellation revenue, recognized			9,534
Contract cancellation revenue, deferred				$ 30,017	$ 30,017